Related party transactions, Transactions Between Group and Related Parties on Commercial Terms Agreed by Parties (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Purchase of services [Abstract]
Support service fees paid/payable to a related corporation	$ 6,313	$ 6,122
Rental paid/payable to a related corporation	893	872
Rendering of services [Abstract]
Management fees received/receivable from related corporations	$ 4	$ 657